Analysis of Net Debt - Schedule of Significant Borrowings (Detail) - 12 months ended Dec. 31, 2017 € in Millions, £ in Millions, SFr in Millions, $ in Millions	USD ($)	EUR (€)	GBP (£)	CHF (SFr)
Pound Sterling Bonds [Member] | Maturity Year 2029 [Member]
Disclosure of Significant Borrowings [Line Items]
Annual coupons	4.125%
Outstanding | £			£ 400
Final maturity	2029
Swiss Franc Bonds [Member] | Maturity year 2022 [Member]
Disclosure of Significant Borrowings [Line Items]
Annual coupons	1.375%
Outstanding | SFr				SFr 330
Final maturity	2022
Euro Bonds [Member] | Maturity Year 2019 [Member]
Disclosure of Significant Borrowings [Line Items]
Annual coupons	5.00%
Outstanding | €		€ 500
Final maturity	2019
Euro Bonds [Member] | Maturity Year 2020 [Member]
Disclosure of Significant Borrowings [Line Items]
Annual coupons	2.75%
Outstanding | €		750
Final maturity	2020
Euro Bonds [Member] | Maturity year 2021 [Member]
Disclosure of Significant Borrowings [Line Items]
Annual coupons	1.75%
Outstanding | €		600
Final maturity	2021
Euro Bonds [Member] | Maturity year 2023 [Member]
Disclosure of Significant Borrowings [Line Items]
Annual coupons	3.125%
Outstanding | €		750
Final maturity	2023
Euro Bonds [Member] | Maturity year 2024 [Member]
Disclosure of Significant Borrowings [Line Items]
Annual coupons	1.875%
Outstanding | €		600
Final maturity	2024
Euro Bonds [Member] | Maturity year 2028 [Member]
Disclosure of Significant Borrowings [Line Items]
Annual coupons	1.375%
Outstanding | €		€ 600
Final maturity	2028
US Dollar Bonds [Member] | Maturity year 2021 [Member]
Disclosure of Significant Borrowings [Line Items]
Annual coupons	5.75%
Outstanding	$ 400
Final maturity	2021
US Dollar Bonds [Member] | Maturity Year 2018 [Member]
Disclosure of Significant Borrowings [Line Items]
Annual coupons	8.125%
Outstanding	$ 288
Final maturity	2018
US Dollar Bonds [Member] | Maturity year 2025 [Member]
Disclosure of Significant Borrowings [Line Items]
Annual coupons	3.875%
Outstanding	$ 1,250
Final maturity	2025
US Dollar Bonds [Member] | Maturity Year 2027 [Member]
Disclosure of Significant Borrowings [Line Items]
Annual coupons	3.40%
Outstanding	$ 600
Final maturity	2027
US Dollar Bonds [Member] | Maturity year 2033 [Member]
Disclosure of Significant Borrowings [Line Items]
Annual coupons	6.40%
Outstanding	$ 213
Final maturity	2033
US Dollar Bonds [Member] | Maturity year 2045 [Member]
Disclosure of Significant Borrowings [Line Items]
Annual coupons	5.125%
Outstanding	$ 500
Final maturity	2045
US Dollar Bonds [Member] | Maturity year 2047 [Member]
Disclosure of Significant Borrowings [Line Items]
Annual coupons	4.40%
Outstanding	$ 400
Final maturity	2047